Loans and advances to customers - Breakdown (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans And Advances To Customers Line Items
Financial assets	€ 163,853	€ 176,554	€ 184,596
Loans and advances to customers	972,682	916,199	942,218
Without considering the Public Administration
Loans And Advances To Customers Line Items
Loans and advances to customers	971,252	916,911	942,249
Without considering the Public Administration | Financial instruments not credit-impaired
Loans And Advances To Customers Line Items
Loans and advances to customers	€ 939,645	886,118	909,741
Rest of the world | Public sector | Standard & Poors, A Rating
Loans And Advances To Customers Line Items
Credit exposure percentage	5.20%
Rest of the world | Public sector | Standard & Poors AAA Rating
Loans And Advances To Customers Line Items
Credit exposure percentage	1.20%
Rest of the world | Public sector | Standard & Poors AA Rating
Loans And Advances To Customers Line Items
Credit exposure percentage	13.40%
Rest of the world | Public sector | Standard & Poors BBB Rating
Loans And Advances To Customers Line Items
Credit exposure percentage	69.90%
Rest of the world | Public sector | Standard & Poors below BBB Rating
Loans And Advances To Customers Line Items
Credit exposure percentage	9.70%
Rest of the world | Public sector | No Rating
Loans And Advances To Customers Line Items
Credit exposure percentage	0.50%
Gross carrying amount | Fixed rate
Loans And Advances To Customers Line Items
Financial assets	€ 593,645	550,883	546,619
Gross carrying amount | Floating rate
Loans And Advances To Customers Line Items
Financial assets	402,001	388,911	417,841
Gross carrying amount | Spain
Loans And Advances To Customers Line Items
Financial assets	216,741	215,330	204,810
Gross carrying amount | Spain | Public sector | Standard & Poors, A Rating
Loans And Advances To Customers Line Items
Loans and advances to customers	14,131	12,104	9,993
Gross carrying amount | European Union (excluding Spain)
Loans And Advances To Customers Line Items
Financial assets	190,032	192,988	460,338
Gross carrying amount | United States and Puerto Rico
Loans And Advances To Customers Line Items
Financial assets	102,491	93,405	100,152
Gross carrying amount | Other OECD countries
Loans And Advances To Customers Line Items
Financial assets	374,729	338,362	86,327
Gross carrying amount | South America (non - OECD)
Loans And Advances To Customers Line Items
Financial assets	94,010	79,629	92,145
Gross carrying amount | Rest of the world
Loans And Advances To Customers Line Items
Financial assets	17,643	20,080	20,688
Gross carrying amount | Rest of the world | Public sector
Loans And Advances To Customers Line Items
Loans and advances to customers	10,263	10,779	12,218
Gross carrying amount | Customers
Loans And Advances To Customers Line Items
Financial assets	995,646	939,794	964,460
Gross carrying amount | Commercial credit
Loans And Advances To Customers Line Items
Financial assets	49,603	37,459	37,753
Gross carrying amount | Secured loans
Loans And Advances To Customers Line Items
Financial assets	542,404	503,014	513,929
Gross carrying amount | Reverse repurchase agreements
Loans And Advances To Customers Line Items
Financial assets	33,264	35,702	45,703
Gross carrying amount | Other term loans
Loans And Advances To Customers Line Items
Financial assets	269,526	269,143	267,154
Gross carrying amount | Finance leases
Loans And Advances To Customers Line Items
Financial assets	38,503	36,251	35,788
Gross carrying amount | Receivable on demand
Loans And Advances To Customers Line Items
Financial assets	10,304	7,903	7,714
Gross carrying amount | Credit cards receivables
Loans And Advances To Customers Line Items
Financial assets	20,397	19,507	23,876
Gross carrying amount | Impaired assets
Loans And Advances To Customers Line Items
Financial assets	€ 31,645	€ 30,815	€ 32,543